RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Salaries and bonuses	$ 59,527	$ 76,329	$ 83,266
Per diem compensation to members of the Board of Directors	2,756	2,630	2,432
Termination benefits	2,590	4,647	8,320
Total	$ 64,873	$ 83,606	$ 94,018